RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial Instruments Disclosures Narrative (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 COP ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 CAD ($)
Disclosure of financial instruments by type of interest rate [line items]
Realized and reclassified from OCI to revenues in the consolidated statements of income (loss)	$ 7,000,000	$ 18,000,000	$ (1,000,000)
Investments in equity securities
Disclosure of financial instruments by type of interest rate [line items]
Realized and reclassified from OCI to revenues in the consolidated statements of income (loss)			2,000,000
Carrying value			15,000,000			$ 12,000,000					$ 4,000,000
Energy derivative contracts
Disclosure of financial instruments by type of interest rate [line items]
Realized and reclassified from OCI to revenues in the consolidated statements of income (loss)	15,000,000	(6,000,000)	23,000,000
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	21,000,000	(14,000,000)	(9,000,000)
Hedge ineffectiveness loss recognized in Unrealized financial instruments loss in the consolidated statements of income	0	2,000,000
Carrying value						175,000,000					188,000,000
Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Realized and reclassified from OCI to revenues in the consolidated statements of income (loss)	(22,000,000)	(14,000,000)	20,000,000
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income	(14,000,000)	(10,000,000)	$ 18,000,000
Carrying value				£ 0	€ 0	$ 124,000,000	$ 227	$ 227	£ 99	€ 377	$ 178,000,000	$ 256	$ 151
Derivative, average fixed interest rates			4.50%	2.90%	2.90%	2.90%	2.90%	2.90%	3.60%	3.60%	3.60%	3.60%	3.60%
Change in value of hedged item used to determine hedge effectiveness	$ 1,000,000	9,000,000
Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Gain (loss) recorded in AOCI expected to be reclassed in the next twelve months in net income		$ 0	$ 48,000,000
Carrying value						$ 101,000,000					$ 0
Designated Hedging Instrument | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value						1,298,000,000					1,444,000,000
Designated Hedging Instrument | Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value						1,167,000,000					1,844,000,000
Not Designated as Hedging Instrument | Interest rate swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value						720,000,000					383,000,000
Not Designated as Hedging Instrument | Foreign exchange swaps
Disclosure of financial instruments by type of interest rate [line items]
Carrying value						$ 555,000,000					$ 957,000,000